Equity - Schedule of Changes in Units (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Common Class A
Reverse Recapitalization, Change In Value Of Units [Roll Forward]
Beginning of Period	$ 7,725	$ 7,725	$ 7,725	$ 7,725	$ 7,725
Issuance of Units	0	0	0	0
Impact of the Reverse Recapitalization	(7,725)	0	(7,725)	0
End of Period	$ 0	$ 7,725	$ 0	$ 7,725	$ 7,725
Reverse Recapitalization, Change In Units [Roll Forward]
Beginning balance (in units)	19,495,376	19,495,376	19,495,376	19,495,376	19,495,376
Issuance of units (in units)	0	0	0	0
Impact of the Reverse Recapitalization (in units)	(19,495,376)	0	(19,495,376)	0
Ending balance (in units)	0	19,495,376	0	19,495,376	19,495,376
Common Class A-1
Reverse Recapitalization, Change In Value Of Units [Roll Forward]
Beginning of Period	$ 31,040	$ 28,500	$ 28,500	$ 28,500	$ 28,500
Issuance of Units	7,185	0	9,725	0
Impact of the Reverse Recapitalization	(38,225)	0	(38,225)	0
End of Period	$ 0	$ 28,500	$ 0	$ 28,500	$ 28,500
Reverse Recapitalization, Change In Units [Roll Forward]
Beginning balance (in units)	2,281,696	1,842,520	1,842,520	1,842,520	1,842,520
Issuance of units (in units)	718,549		1,157,725
Impact of the Reverse Recapitalization (in units)	(3,000,245)		(3,000,245)
Ending balance (in units)	0	1,842,520	0	1,842,520	1,842,520
Common Class B
Reverse Recapitalization, Change In Value Of Units [Roll Forward]
Beginning of Period	$ 80	$ 90	$ 80	$ 80	$ 80
Issuance of Units	10	5	10	15
Impact of the Reverse Recapitalization	(90)	0	(90)
End of Period	$ 0	$ 95	$ 0	$ 95	$ 80
Reverse Recapitalization, Change In Units [Roll Forward]
Beginning balance (in units)	4,703,628	4,703,628	4,703,628	4,703,628	4,703,628
Issuance of units (in units)	910,548	0	910,548	0
Impact of the Reverse Recapitalization (in units)	(5,614,176)	0	(5,614,176)	0
Ending balance (in units)	0	4,703,628	0	4,703,628	4,703,628